Share-Based Payments (Summary Of Nonvested Stock Units Activity) (Details) shares in Millions	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-Based Payment
Beginning balance - outstanding nonvested units | shares	36
Granted - nonvested units (period) | shares	16
Vested - nonvested units (period) | shares	(19)
Forfeited - nonvested units (period) | shares	(2)
Ending balance - outstanding nonvested units | shares	31
Beginning balance - weighted average exercise price of outstanding nonvested units | $ / shares	$ 33.78
Weighted average exercise price - granted - nonvested units | $ / shares	36.65
Weighted average exercise price - vested - nonvested units | $ / shares	33.12
Weighted average exercise price - forfeited nonvested units | $ / shares	35.16
Ending balance - weighted average exercise price of nonvested units | $ / shares	$ 35.57